Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 168	$ 184
Loans to customers	17	25
Tax receivable, other than income tax	116	99
Brazilian tax credits and interest receivables	960	997
Trade and other receivables	319	357
Non-current trade and other receivables	$ 1,580	$ 1,661